Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)				50,000,000	50,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)				500,000,000	500,000,000
Common stock, shares issued (in Shares)				290,948,677	206,473,533
Common stock, shares outstanding (in Shares)				290,948,677	206,473,533
Previously Reported
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)					50,000,000	50,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)					500,000,000	500,000,000
Common stock, shares issued (in Shares)					206,473,533	140,227,818
Common stock, shares outstanding (in Shares)					206,473,533	140,227,818
DevvStream Corp.
Common stock, par value (in Dollars per share)
Common stock, shares issued (in Shares)	16,131,164	3,541,668	1,163,871
Common stock, shares outstanding (in Shares)	16,131,164	3,541,668	1,163,871
Common stock, shares authorized, unlimited	Unlimited	Unlimited	Unlimited